Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Payables And Accruals [Line Items]
Employee related liabilities	$ 375	$ 384
Employee compensated absences	138	125
Taxes other than income taxes	53	60
Advances	63	77
Payables to equity-method investments	0	49
Derivative instruments	7	34
Provision for restructuring	10	22
Defined benefit plans – current portion	10	12
Defined contribution plans – accrued benefits	20	18
Royalties	21	26
Current lease obligation	55
Deferred consideration for business combinations	10
Others	62	61
Total	831	874
Other Long-Term Benefit [Member]
Payables And Accruals [Line Items]
Other long-term benefits – current portion	$ 7	$ 6